PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFITS - Significant Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
US plans | Current pensioner - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years) (3)	20 years	20 years
US plans | Current pensioner - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years) (3)	22 years	22 years
US plans | Current member aged 45 - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years) (3)	21 years	21 years
US plans | Current member aged 45 - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years) (3)	24 years	24 years
US plans | Pension Plans | Pension plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.56%	3.88%
US plans | Pension Plans | Other plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.01%	3.98%
US plans | Other Plans | Pension plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.10%	3.47%
US plans | Other Plans | Other plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.67%	3.28%
Canadian plans | Current pensioner - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years) (3)	22 years	22 years
Canadian plans | Current pensioner - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years) (3)	24 years	24 years
Canadian plans | Current member aged 45 - Male
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years) (3)	23 years	23 years
Canadian plans | Current member aged 45 - Female
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Life expectancy at age 65 (in years) (3)	25 years	25 years
Canadian plans | Pension Plans | Pension plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.50%	4.00%
Canadian plans | Pension Plans | Other plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.15%	4.25%
Canadian plans | Other Plans | Pension plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.50%	4.00%
Canadian plans | Other Plans | Other plans (End of the Year)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.15%	4.25%